UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 5, 2010
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        81
Form 13F Information Table Value Total:        $238,446


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      353     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102      341    14113 SH       SOLE                    14113
Abbott Laboratories            COM              002824100     1306    27925 SH       SOLE                    27925
American Express Company       COM              025816109     1548    38982 SH       SOLE                    38982
Apache Corporation             COM              037411105      915    10872 SH       SOLE                    10872
Apple Inc.                     COM              037833100     1839     7310 SH       SOLE                     7310
Automatic Data Processing, Inc COM              053015103      229     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      472    16338 SH       SOLE                    16338
Baxter International, Inc.     COM              071813109      272     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    16800      140 SH       SOLE                      140
Berkshire Hathaway, Inc. Cl. B COM              084670702    24087   302254 SH       SOLE                   302254
Bristol-Myers Squibb Co.       COM              110122108      353    14140 SH       SOLE                    14140
Broadridge Financial Solutions COM              11133t103     5812   305090 SH       SOLE                   305090
Buckeye Partners, L.P.         COM              118230101     6844   115920 SH       SOLE                   115920
Canadian Natural Resources Ltd COM              136385101     3309    99580 SH       SOLE                    99580
Canadian Oil Sands Trust       COM              13642L100      910    35850 SH       SOLE                    35850
Chevron Corp.                  COM              166764100     6021    88729 SH       SOLE                    88729
Chubb Corporation              COM              171232101      206     4120 SH       SOLE                     4120
Cisco Systems Inc.             COM              17275R102      376    17633 SH       SOLE                    17633
Coca-Cola Company              COM              191216100     1686    33641 SH       SOLE                    33641
Colgate Palmolive Co.          COM              194162103      427     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    10947   222999 SH       SOLE                   222999
Devon Energy Corporation       COM              25179M103     1744    28623 SH       SOLE                    28623
Disney (Walt) Co.              COM              254687106      222     7050 SH       SOLE                     7050
Eaton Corporation              COM              278058102     1802    27540 SH       SOLE                    27540
Eli Lilly & Company            COM              532457108     1231    36757 SH       SOLE                    36757
Emerson Electric Co.           COM              291011104      258     5915 SH       SOLE                     5915
Enterprise Bancorp Inc         COM              293668109      315    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102     4550    79726 SH       SOLE                    79726
Forest Laboratories, Inc.      COM              345838106     4947   180350 SH       SOLE                   180350
General Electric Co.           COM              369604103     1986   137753 SH       SOLE                   137753
Goldman Sachs Group, Inc.      COM              38141G104     7093    54030 SH       SOLE                    54030
Hewlett Packard Company        COM              428236103      519    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      306    10900 SH       SOLE                    10900
IBM Corporation                COM              459200101     1720    13928 SH       SOLE                    13928
Illinois Tool Works Inc.       COM              452308109      251     6088 SH       SOLE                     6088
Intel Corporation              COM              458140100      243    12500 SH       SOLE                    12500
Johnson & Johnson              COM              478160104    10819   183191 SH       SOLE                   183191
Kinder Morgan Energy Partners, COM              494550106      423     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     5260   187847 SH       SOLE                   187847
Laboratory Corp. of America Ho COM              50540R409     4896    64972 SH       SOLE                    64972
Leucadia National Corp.        COM              527288104      944    48400 SH       SOLE                    48400
Lockheed Martin Corp.          COM              539830109      273     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      300     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      271    13250 SH       SOLE                    13250
M & T Bank Corp.               COM              55261F104     1359    16000 SH       SOLE                    16000
McCormick & Co., Inc. Non-Voti COM              579780206      304     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101      993    15081 SH       SOLE                    15081
McGraw Hill Companies          COM              580645109      338    12000 SH       SOLE                    12000
Medtronic Inc.                 COM              585055106      290     8000 SH       SOLE                     8000
Microsoft Corporation          COM              594918104     2355   102364 SH       SOLE                   102364
Mohawk Industries Inc.         COM              608190104      398     8700 SH       SOLE                     8700
Norfolk Southern Corp.         COM              655844108      229     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      231    10783 SH       SOLE                    10783
Pepsico, Inc.                  COM              713448108     1634    26812 SH       SOLE                    26812
Pfizer Inc.                    COM              717081103      603    42306 SH       SOLE                    42306
Procter & Gamble Company       COM              742718109     5932    98895 SH       SOLE                    98895
Rayonier, Inc.                 COM              754907103      405     9210 SH       SOLE                     9210
Royal Dutch Shell PLC ADR      COM              780259206      542    10790 SH       SOLE                    10790
SPDR Gold Shares               COM              78463V107     1656    13613 SH       SOLE                    13613
SPDR S&P 500 ETF Trust         COM              78462F103    25795   249903 SH       SOLE                   249903
Sanofi-Aventis                 COM              80105N105     2645    87980 SH       SOLE                    87980
Schlumberger Ltd.              COM              806857108     6539   118163 SH       SOLE                   118163
Technology Select Sector SPDR  COM              81369Y803     1585    77700 SH       SOLE                    77700
The St. Joe Company            COM              790148100     3545   153060 SH       SOLE                   153060
Toronto Dominion Bank          COM              891160509      212     3260 SH       SOLE                     3260
US Bancorp                     COM              902973304     5321   238066 SH       SOLE                   238066
Union Pacific Corp.            COM              907818108      223     3212 SH       SOLE                     3212
United Technologies            COM              913017109      588     9062 SH       SOLE                     9062
Vanguard Emerging Markets ETF  COM              922042858      860    22650 SH       SOLE                    22650
Vanguard Energy ETF            COM              92204a306      334     4580 SH       SOLE                     4580
Vanguard Total Stock Market ET COM              922908769    18340   348940 SH       SOLE                   348940
Vanguard Value ETF             COM              922908744      245     5490 SH       SOLE                     5490
Wal-Mart Stores, Inc.          COM              931142103      877    18248 SH       SOLE                    18248
Wells Fargo & Company          COM              949746101      296    11580 SH       SOLE                    11580
iShares FTSE KLD Select Social COM              464288802      430     9549 SH       SOLE                     9549
iShares MSCI All-Asia Ex-Japan COM              464288182      390     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465     1459    31364 SH       SOLE                    31364
iShares MSCI Emerging Markets  COM              464287234    14607   391400 SH       SOLE                   391400
iShares Russell 2000 Index ETF COM              464287655      465     7615 SH       SOLE                     7615
iShares Russell Mid Cap Index  COM              464287499      992    12333 SH       SOLE                    12333